Activities of Orange Bank - Maturities of financial liabilities - Tabular disclosure (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 4,925
Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	3,396
Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,103
Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	335
Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	91
Not later than one year [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	4,287
Not later than one year [member] | Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	3,386
Not later than one year [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	657
Not later than one year [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	153
Not later than one year [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	91
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	630
Later than two years and not later than five years [member] | Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	5
Later than two years and not later than five years [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	443
Later than two years and not later than five years [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	182
Later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	8
Later than five years [member] | Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	5
Later than five years [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 3